Changes in Equity and Earnings Per Share - Summary of Changes in Other Comprehensive Income Reserves (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Other comprehensive income/(loss)
Other comprehensive income/(loss)	$ 2,859	$ 2,620
Translation reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(32,076)	(38,670)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	2,857	2,694
Other comprehensive income/(loss)	2,857	2,694
Ending balance	(29,219)	(35,976)
Hedging reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	390	490
Other comprehensive income/(loss)
Cash flow hedges	61	(255)
Other comprehensive income/(loss)	61	(255)
Ending balance	451	235
Post- employment benefits [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(954)	(1,020)
Other comprehensive income/(loss)
Other comprehensive income/(loss)	0	0
Ending balance	(954)	(1,020)
OCI reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(32,641)	(39,201)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	2,857	2,694
Cash flow hedges	61	(255)
Other comprehensive income/(loss)	2,918	2,439
Ending balance	$ (29,722)	$ (36,762)